Business Combination (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Business Combination [Abstract]
Schedule of Acquisition was Accounted for a Business Combination	Any increase or decrease in the fair value of the assets acquired and liabilities assumed, as compared to the information shown herein, could also change the portion of purchase price allocable to goodwill and could impact the operating results of the Company following the Acquisition due to differences in purchase price allocation, depreciation and amortization related to some of these assets and liabilities.
Purchase Price:
Cash	$31,074,127
Side Letter payable	1,925,873
Promissory note to Sellers of Pogo Business	15,000,000
10,000 EONR Class A Common shares for Option Agreement	67,700
200,000 EONR Class A Common shares	1,354,000
1,800,000 OpCo Class B Units	12,186,000
1,500,000 OpCo Preferred Units	21,220,594
Total purchase consideration	$82,828,294

Purchase Price Allocation
Cash	$246,323
Accounts receivable	3,986,559
Prepaid expenses	368,371
Oil & gas reserves	93,809,392
Derivative assets	51,907
Accounts payable	(2,290,475)
Accrued liabilities and other	(1,244,633)
Revenue and royalties payable	(775,154)
Revenue and royalties payable, related parties	(1,199,420)
Short-term derivative liabilities	(27,569)
Deferred tax liabilities	(8,528,772)
Asset retirement obligations, net	(893,235)
Other liabilities	(675,000)
Net assets acquired	$82,828,294
The Acquisition was accounted for as a business combination under ASC 805. The purchase price of the Pogo Business has been allocated to the assets acquired and liabilities assumed based on their estimated relative fair values as follows:
Purchase Price:
Cash	$31,074,127
Side Letter payable	1,925,873
Promissory note to Sellers of Pogo Business	15,000,000
10,000 EONR Class A Common shares for Option Agreement	67,700
200,000 EONR Class A Common shares	1,354,000
1,800,000 OpCo Class B Units	12,186,000
1,500,000 OpCo Preferred Units	21,220,594
Total purchase consideration	$82,828,294

Purchase Price Allocation
Cash	$246,323
Accounts receivable	3,986,559
Prepaid expenses	368,371
Oil & gas reserves	93,809,392
Derivative assets	51,907
Accounts payable	(2,290,475)
Accrued liabilities and other	(1,244,633)
Revenue and royalties payable	(775,154)
Revenue and royalties payable, related parties	(1,199,420)
Short-term derivative liabilities	(27,569)
Deferred tax liabilities	(8,528,772)
Asset retirement obligations, net	(893,235)
Other liabilities	(675,000)
Net assets acquired	$82,828,294

Schedule of the Pro-Forma Consolidated Results of Operations	The pro forma results of operations are presented for informational purposes only and are not indicative of the results of operations that would have been achieved if the acquisitions had taken place on the dates noted above, or of results that may occur in the future.
	Three Months ended June 30, 2023	Six Months ended June 30, 2023
Revenue	$6,605,862	$13,647,811
Operating income (loss)	2,976,937	2,316,765
Net income (loss)	1,387,999	(949,255)
Net income (loss) per common share	$0.27	(0.18)
Weighted Average common shares outstanding	5,235,131	5,235,131
The pro forma results of operations are presented for informational purposes only and are not indicative of the results of operations that would have been achieved if the acquisitions had taken place on the dates noted above, or of results that may occur in the future.
	Year ended December 31,
	2023	2022
Revenue	$25,817,805	$31,409,762
Operating income	3,471,094	8,809,272
Net income (loss)	(164,817)	3,522,642
Net income (loss) per common share	$(0.03)	$0.67
Weighted Average common shares outstanding	5,235,131	5,220,788